INCOME TAXES - Income (Loss) Before Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Canada	$ 104,204	$ 146,953	$ 121,257
United States	377,286	172,033	38,961
Income/(Loss) Before Taxes	$ 481,490	$ 318,986	$ 160,218